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QUARTERLY REPORT

TUTTLE CAPITAL CONCENTRATED MEMORY STACK ETF

Schedule of InvestmentsJuly 31, 2026 (unaudited)

		Shares	Value
97.27%	COMMON STOCKS

9.09%	ISRAEL
	Camtek Ltd.(A)	10,527	$1,394,406
	Nova Ltd.(A)	2,662	1,040,496
			2,434,902

19.12%	JAPAN
	Advantest Corp.	13,552	2,678,824
	Disco Corp.	21,780	777,546
	Kioxia Holdings Corp.(A)	33,779	939,056
	Tokyo Electron Ltd.	4,356	729,064
			5,124,490

4.77%	KOREA
	SK hynix, Inc.(A)	8,890	1,277,760

5.19%	NETHERLANDS
	ASML Holding NV	854	1,391,166

4.12%	TAIWAN
	Silicon Motion Technology Corp.	4,356	1,104,682

54.98%	UNITED STATES
	Amkor Technology, Inc.	22,062	1,100,232
	Applied Materials, Inc.	2,428	1,232,623
	Everspin Technologies, Inc.(A)	11,495	167,022
	FormFactor, Inc.(A)	4,840	514,008
	KLA Corp.	6,050	1,106,061
	Lam Research Corp.	4,228	1,238,889
	Micron Technology, Inc.	2,783	2,290,492
	Onto Innovation, Inc.(A)	6,113	1,580,700
	Penguin Solutions, Inc.(A)	31,702	1,668,476
	Rambus, Inc.(A)	12,342	1,123,492
	Sandisk Corp.(A)	847	1,028,961

QUARTERLY REPORT

TUTTLE CAPITAL CONCENTRATED MEMORY STACK ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

			Shares	Value
		Seagate Technology Holdings plc	363	$310,775
		Veeco Instruments, Inc.(A)	15,609	780,450
		Western Digital Corp.	1,089	593,331
				14,735,512

97.27%		TOTAL COMMON STOCKS		$26,068,512
		(Cost: $34,177,106)

2.82%		MONEY MARKET FUND
		First American Money Market Funds- Institutional Class 3.583%(B)	755,008	755,008
		(Cost: $755,008)

100.09%		TOTAL INVESTMENTS		26,823,520
		(Cost: $34,932,114)
(0.09%	)	Liabilities in excess of other assets		(23,474)
100.00%		NET ASSETS		$26,800,046

(A)Non-income producing.

(B)Effective 7 day yield as of July 31, 2026.

QUARTERLY REPORT

TUTTLE CAPITAL CONCENTRATED MEMORY STACK ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$26,068,512	$—	$—	$26,068,512
Money Market Fund	755,008	—	—	755,008
	$26,823,520	$—	$—	$26,823,520

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $34,932,114, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$113,023
Gross unrealized depreciation	(8,221,617)
Net unrealized appreciation (depreciation)	$(8,108,594)